Reinsurance (Tables)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Effects of Reinsurance
Information regarding the effect of reinsurance is as follows as of December 31, 2013 and 2012:

	2013
	Direct	Assumed	Ceded	Total, Net of Reinsurance
Assets
Premiums receivable	$93.5	$356.7	$(374.6)	$75.6
Reinsurance recoverable	—	—	6,702.2	6,702.2
Total	$93.5	$356.7	$6,327.6	$6,777.8

Liabilities
Future policy benefits and contract owner account balances	$80,315.6	$3,691.1	$(6,702.2)	$77,304.5
Liability for funds withheld under reinsurance agreements	1,181.5	—	—	1,181.5
Total	$81,497.1	$3,691.1	$(6,702.2)	$78,486.0

	2012
	Direct	Assumed	Ceded	Total, Net of Reinsurance
Assets
Premiums receivable	$96.9	$384.7	$(411.4)	$70.2
Reinsurance recoverable	—	—	7,379.3	7,379.3
Total	$96.9	$384.7	$6,967.9	$7,449.5

Liabilities
Future policy benefits and contract owner account balances	$82,185.3	$3,870.4	$(7,379.3)	$78,676.4
Liability for funds withheld under reinsurance agreements	1,236.6	—	—	1,236.6
Total	$83,421.9	$3,870.4	$(7,379.3)	$79,913.0

Information regarding the effect of reinsurance is as follows for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Premiums:
Direct premiums	$2,184.1	$2,084.0	$1,999.2
Reinsurance assumed	1,233.0	1,303.6	1,329.2
Reinsurance ceded	(1,460.8)	(1,526.5)	(1,558.4)
Net premiums	$1,956.3	$1,861.1	$1,770.0

Fee income:
Gross fee income	$3,671.4	$3,520.7	$3,609.6
Reinsurance ceded	(5.1)	(5.3)	(6.0)
Net fee income	$3,666.3	$3,515.4	$3,603.6

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$4,786.9	$5,205.5	$6,179.9
Reinsurance assumed	1,221.9	1,153.4	1,333.2
Reinsurance ceded(1)	(1,511.0)	(1,497.3)	(1,771.1)
Net interest credited and other benefits to contract owners / policyholders	$4,497.8	$4,861.6	$5,742.0